Note 9 - Derivative Liability - Liabilities Measured at Fair Value (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Derivative Liability	$ 0	$ 145,041
Fair Value, Inputs, Level 1 [Member]
Derivative Liability	0	0
Fair Value, Inputs, Level 2 [Member]
Derivative Liability	0	0
Fair Value, Inputs, Level 3 [Member]
Derivative Liability	$ 0	$ 145,041